Loan Credit Agreement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Assumptions Used [Table Text Block]
Dividend rate	0%
Risk-free rate	1%
Expected life (years)	6.9
Expected volatility	27%

December 31, 2013
Dividend rate	0%
Risk-free rate	2.5%
Expected life (years)	6.7
Expected volatility	27%